[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 21, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                         Nuveen Investment Trust II

                                 (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 165 and Amendment No. 166 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to a new series of the Registrant, Nuveen Winslow International Large Cap Fund, and is being filed pursuant to Rule 485(a) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures